Related party transactions - Receivables (payables) with Seadrill Partners (Details) - Seadrill Partners LLC - Equity Method Investee - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Rig Financing Agreements
Related Party Transaction [Line Items]
Due from (to) related party	[1]	$ 197	$ 237
Vendor Financing Loan
Related Party Transaction [Line Items]
Due from (to) related party	[2]	110	110
Deferred Consideration Receivable, Disposals
Related Party Transaction [Line Items]
Due from (to) related party	[3]	96	74
Other Related Party Receivables
Related Party Transaction [Line Items]
Due from (to) related party	[4]	355	264
Other Related Party Payables
Related Party Transaction [Line Items]
Due from (to) related party	[4]	$ (179)	$ (77)

[1]	Rig Financing Agreements In September 2012 prior to the IPO of Seadrill Partners, each of Seadrill Partners controlled subsidiaries that owns the West Capricorn, the West Vencedor, the West Aquarius, and the West Capella, or the rig owning subsidiaries, entered into intercompany loan agreements with the Company in the amount of approximately $523 million, $115 million, $305 million and $295 million respectively, corresponding to the aggregate principal amount outstanding under the external facilities allocable to the West Capricorn, the West Vencedor, the West Aquarius, and the West Capella respectively. During 2013, the rig owning companies of the T-15, T-16, West Leo and West Sirius entered into intercompany loan agreements with Company in the amount of approximately $101 million, $93 million, $486 million and $220 million respectively, corresponding to the aggregate principal amount outstanding under the facilities allocable to the T-15, T-16, West Leo and West Sirius respectively. The Company refers to these arrangements collectively as “Rig Financing Agreements.” Pursuant to these intercompany loan agreements, each rig owning subsidiary can make payments of principal and interest to Seadrill or directly to the third party lenders under each facility, corresponding to payments of principal and interest due under each Rig Financing Agreement that are allocable to each rig. The Rig Financing Agreements related to the West Aquarius, West Capella, West Leo, West Sirius and West Capricorn were repaid during the year ended December 31, 2014 in conjunction with Seadrill Partners obtaining independent third party financing. The total outstanding principal repaid was $1.5 billion in 2014.West Vencedor Facility - In June 2014 the Company repaid the underlying $1,200 million senior secured loan relating to the West Vencedor, and as a result the West Vencedor Loan Agreement between the Company and Seadrill Partners was amended to carry on the existing loan on the same terms. The West Vencedor Loan Agreement between the Company and Seadrill Partners was scheduled to mature in June 2015 and all outstanding amounts thereunder would be due and payable, including a balloon payment of $70 million. On April 14, 2015 the Loan Agreement was amended and the maturity date was extended to June 25, 2018. The West Vencedor Loan Agreement bears a margin of 2.25%, a guarantee fee of 1.4% and a balloon payment of $21 million due at maturity in June 2018. The total amount owed by Seadrill Partners to the Company under the remaining West Vencedor Loan agreement as of December 31, 2015, was $58 million (December 31, 2014: $78 million).T-15 / T-16 Facility - The total amounts owed under the remaining Rig Financing Agreement relating to the T-15 and T-16, totaled $139 million as at December 31, 2015 (December 31, 2014: $159 million). Certain subsidiaries of Seadrill Partners are guarantors under the external facilities in which these rigs are pledged as security. Under the terms of the facilities, the guarantors are jointly and severally liable for other guarantors and the borrower who are party to this facility. The Company has provided an indemnification to Seadrill Partners for any payments or obligations related to these facilities for any losses incurred which do not relate to the T-15 and T-16.West Vela facility - Under the terms of the $1,450 million secured credit facility agreement, certain subsidiaries of Seadrill and Seadrill Partners are jointly and severally liable for their own debt and obligations under the facility and the debt and obligations of other borrowers who are also party to such agreement. These obligations are continuing and extend to amounts payable by any borrower under the facility. Seadrill has provided an indemnity to Seadrill Partners for any payments or obligations related to this facility that are not related to the West Vela.West Polaris facility - In June 2015, the Company completed the sale of the entities that own and operate the West Polaris to Seadrill Partners. One of the entities sold was the sole borrower under $420 million senior secured credit facility. See Note 11 for further details. Seadrill Limited continues to act as a guarantor under the facility.
[2]	$109.5 million Vendor financing loanIn May, 2013, Seadrill Partners borrowed from the Company $109.5 million as vendor financing to fund the acquisition of the T-15. The loan bears interest at a rate of LIBOR plus a margin of 5% and matures in May 2016. The outstanding balance as at December 31, 2015 was $109.5 million (December 31, 2014: $109.5 million).Revolving credit facilityIn October 2012 Seadrill Partners entered into a $300 million revolving credit facility with the Company. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance. In March 2014 the facility was reduced to a maximum of $100 million. The outstanding balance of $125.9 million was repaid in full in March 2014. The outstanding balance as at December 31, 2015 was nil (December 31, 2014: nil).$229.9 million discount note On December 13, 2013, as part of the acquisition of the West Sirius, a subsidiary of Seadrill Partners issued a zero coupon discount note to the Company for $229.9 million. The note was repayable in June 2015 and upon maturity, the Company was due to receive $238.5 million. In February 2014, Seadrill Partners repaid this note in full.$70 million discount note In December 2013, as part of the acquisition of the West Sirius, Seadrill Partners issued a zero coupon discount note to the Company for $70 million. The note was repayable in June 2015 and upon maturity, the Company was due to receive $73 million. In February 2014, Seadrill Partners repaid this note in full.$100 million discount note In March 2014, as part of the acquisition of the West Auriga, Seadrill Partners issued a zero coupon discount note to the Company for $100 million. The note is repayable in September 2015 and upon maturity, the Company will receive $103.7 million. In June 2014, Seadrill Partners repaid this note in full.West Sirius bareboat charter financing loanIn December, 2015, an operating subsidiary of Seadrill Partners borrowed from a subsidiary of the Company $143 million in order to provide sufficient immediate liquidity to meet the terms of its bareboat charter termination payment in connection with the West Sirius contract termination. The loan bears interest at a rate of LIBOR plus 0.56% and matures in July 2017. The outstanding balance as at December 31, 2015 was $143 million (December 31, 2014: nil). Concurrently, the Company borrowed $143 million from a rig owning subsidiary of Seadrill Partners in order to restore its liquidity with respect to the West Sirius bareboat charter financing loan referred to above. The loan bears interest at a rate of LIBOR plus 0.56% and matures in July 2017. The outstanding balance as at December 31, 2015 was $143 million (December 31, 2014: nil).
[3]	Deferred consideration receivableOn the disposal of the West Vela and West Polaris to Seadrill Partners, the Company recognized deferred consideration receivables. Refer to the sections below for more information.West Auriga DisposalOn March 21, 2014, the Company sold the entities that own and operate the West Auriga (the “Auriga business”) to Seadrill Capricorn Holdings LLC, a consolidated subsidiary of Seadrill Partners that is 49% owned by the Company. The entities continue to be related parties subsequent to the sale. Refer to Note 11 - Disposals of businesses for more information.Purchase of additional limited partner interest in Seadrill Operating LPOn July 21, 2014, the Company sold a 28% limited partner interest in Seadrill Operating LP, a subsidiary of Seadrill Partners, to Seadrill Partners for cash consideration of $373 million. This resulted in a loss on sale of investment of $88 million, which has been recognized within “share in results from associated companies” in the Company’s consolidated statement of operations. Refer to Note 17 - Investments in Associated Companies for more information.West Vela DisposalOn November 4, 2014, the Company sold the entities that own and operate the West Vela (the “Vela business”) to Seadrill Capricorn Holdings LLC, a consolidated subsidiary of Seadrill Partners and 49% owned by the Company. The entities continue to be related parties subsequent to the sale. Refer to Note 11 - Disposals of businesses for more information.West Polaris DisposalOn June 19, 2015, the Company sold the entities that owned and operated the West Polaris (the “Polaris business”), to Seadrill Operating LP (“Seadrill Operating”), a consolidated subsidiary of Seadrill Partners LLC and 42% owned by the Company. The entities continue to be related parties subsequent to the sale. Refer to Note 11 - Disposals of businesses for more information.
[4]	Receivables and PayablesReceivables and payables with Seadrill Partners and its subsidiaries are comprised of management fees, advisory and administrative services, and other items including accrued interest. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of Seadrill Partners or its subsidiaries and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill Partners and its subsidiaries are unsecured and are intended to be settled in the ordinary course of business.